Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [Abstract]
Property, plant and equipment
11.	Property, plant and equipment

	Leasehold properties and improvements £’000	Plant and equipment £’000	Assets under construction £’000	Total £’000
Cost:
At January 1, 2019	11,137	25,639	989	37,765
Additions	215	1,150	2,713	4,078
Transfers	1,090	41	(1,131)	-
Effect of foreign currency translation	(17)	(4)	-	(21)
Disposals	(185)	(500)	-	(685)
At December 31, 2019	12,240	26,326	2,571	41,137
Additions	564	775	1,735	3,074
Transfers	4,123	2	(4,125)	-
Effect of foreign currency translation	(27)	(2)	-	(29)
Disposals	(1,090)	(1,118)	(61)	(2,269)
At December 31, 2020	15,810	25,983	120	41,913
Depreciation and impairment:
At January 1, 2019	3,752	13,139	-	16,891
Depreciation charge for the year	2,047	4,502	-	6,549
Effect of foreign currency translation	(2)	(3)	-	(5)
Disposals	(155)	(445)	-	(600)
At December 31, 2019	5,642	17,193	-	22,835

Depreciation charge for the year	2,356	4,090	-	6,446
Effect of foreign currency translation	(7)	(67)	-	(74)
Disposals	(156)	(892)	-	(1,048)
At December 31, 2020	7,835	20,324	-	28,159
Carrying value:
At December 31, 2020	7,975	5,659	120	13,754
At December 31, 2019	6,698	9,133	2,571	18,302
At January 1, 2019	7,385	12,500	989	20,874

At December 31, 2020 and 2019, none of the Group’s property, plant and equipment was held under finance leases or similar hire purchase agreements.